UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4503

Tax-Free Trust of Arizona
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end:  06/30/12

Date of reporting period:  12/31/12

FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semi-Annual Report
December 31, 2012

A tax-free income investment

Serving Arizona Investors For Over 25 Years Tax-Free Trust of Arizona “Sticking To Basics”

February, 2013

Dear Fellow Shareholder:

     Credit crunch – financial crisis – fiscal cliff – these are just some of the terms that have been in the media over the past year. It’s enough to make your head spin and your stomach turn.

     While we certainly take note of the opinions in the press, Management of your Trust doesn’t unduly stress over them. Why? Because we stick to basics – emphasis on high quality securities, intermediate maturity and geographic diversification among projects and communities within Arizona. Add to this, local orientation, detailed research and top quality service providers, and we believe we have a formula that has served you, and our other shareholders, well over the years in your search for preservation of capital and tax-free income. And, we believe it will continue to serve you well in whatever economic environment prevails during 2013.

     Investment Quality. No matter what the quality rating for a particular security may be, it will still be subject to market fluctuations – even in the calmest of markets. However, in general, the higher the quality rating of a municipal security, the greater and more reliable the cash flow there is for the municipality to cover interest and principal payments when due on the security. Exaggerated price changes that may occur in emotionally charged securities markets normally do not represent the ability of a municipal issuer to pay interest and principal in a timely manner on any particular security. It is the cash flow and solidness of the municipal issuer that count - and this is reflected in the quality level of the credit rating.

     Thus, in accordance with your Trust’s prospectus, Tax-Free Trust of Arizona may only purchase investment grade securities – those rated within the top four credit ratings by a nationally-recognized statistical rating organization - or, if unrated, determined by your investment team to be of comparable quality. We have specifically designed your Trust this way since we believe there is no substitute for quality.

     Intermediate Maturity. Through utilizing a blend of maturities – both shorter-term and longer-term – Tax-Free Trust of Arizona attempts to provide a satisfactory level of return without subjecting the share price to excessive swings as interest rates increase and decrease. We feel that this approach takes the best that each investment has to offer – gaining stability from the shorter-term maturities and higher yields from the longer-term maturities.

     Diversification of the Portfolio. To the maximum extent possible, Tax-Free Trust of Arizona strives to invest in as many projects, and types of projects, as possible throughout the state. This is done not only to limit exposure in any particular situation, but also to enhance the quality of life throughout Arizona by financing worthy municipal projects.

NOT A PART OF THE SEMI-ANNUAL REPORT

     Local Orientation. To strengthen the fingers that Tax-Free Trust of Arizona keeps on the pulse of the communities it serves, we have intentionally structured your Trust’s Management to include several residents of Arizona. With this structure, we believe your Trust is more sensitive to the subtle nuances within Arizona.

     Detailed Research. The research conducted prior to investing in a bond, and ongoing credit monitoring, make it possible to evaluate potential risks associated with an individual bond and the adequacy of the compensation provided for that risk. Simply put, we seek to evaluate whether, as a bond investor, your Trust is adequately compensated for the risk associated with lending to a particular issuer.

     Top Quality Service Providers. We seek to ensure that highly qualified and knowledgeable organizations look after your investment on a day-to-day basis. The Manager, including its portfolio management team, shareholder servicing and transfer agent, custodian, fund accounting agent, security pricing services, distributor, legal counsel, and auditors were all very carefully chosen and, in our opinion, possess a high level of integrity and expertise.

     So, when it appears that the world just might be coming apart at the seams, rest assured that Management of your Trust intends to continue to stick to some tried and true basics.

Sincerely,

Diana P. Herrmann, President

Consideration should be given to the risks of investing, including potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

NOT A PART OF THE SEMI-ANNUAL REPORT

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (19.7%)	and Fitch	Value

	Buckeye Jackrabbit Trail Sanitary Sewer
	Improvement District
$1,701,000	6.250%, 01/01/29	NR/A-/NR	$1,852,338
	Coconino & Yavapai Counties Joint
	Unified School District No. 9 Sedona
1,000,000	5.375%, 07/01/28	Aa2/A+/NR	1,146,770
	Flagstaff Improvement District (Aspen
	Place Sawmill)
1,610,000	5.000%, 01/01/32	Aa3/NR/NR	1,611,980
	Gila Co. Unified School District No. 10
	(Payson)
400,000	5.250%, 07/01/27 AMBAC Insured	Aa3/NR/NR	456,132
1,000,000	5.750%, 07/01/28	Aa3/NR/NR	1,189,530
	Gilbert Improvement District No. 19
335,000	5.200%, 01/01/23	Aa3/A/NR	335,831
	Gilbert Improvement District No. 20
700,000	5.100%, 01/01/29	Aa3/A/NR	775,670
	Goodyear, Arizona Refunding
1,000,000	5.000%, 07/01/29	Aa2/AA-/NR	1,120,930
	Goodyear McDowell Road Commercial
	Corridor Improvement District
3,000,000	5.250%, 01/01/32 AMBAC Insured	A1/A-/NR	3,179,070
	Greenlee Co. School District No. 18
	(Morenci)
200,000	5.000%, 07/01/13	Baa1/NR/NR	202,516
	Maricopa Co. Elementary School District
	No. 8 (Osborn)
920,000	6.250%, 07/01/22	NR/A/NR	1,054,210
	Maricopa Co. Elementary School
	District No. 38 (Madison)
730,000	5.000%, 07/01/22 NPFG Insured	Baa2/A+/NR	793,758
	Maricopa Co. Elementary School District
	No. 68 (Alhambra)
3,000,000	5.500%, 07/01/14 AGMC Insured	Aa3/NR/NR	3,185,550
	Maricopa Co. High School District
	No. 210 (Phoenix Union)
250,000	4.000%, 07/01/26	Aa2/AA/NR	276,830

1 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Maricopa Co. School District No. 11
	(Peoria)
$1,500,000	4.000%, 07/01/25	Aa2/AA-/NR	$1,670,280
	Maricopa Co. Unified School District
	No. 24 (Gila Bend)
585,000	5.500%, 07/01/22	NR/NR/NR*	594,027
	Maricopa Co. Unified School District
	No. 48 (Scottsdale)
1,970,000	4.000%, 07/01/14	Aa1/AA/NR	2,070,529
650,000	3.000%, 07/01/15	Aa1/AA/NR	687,031
500,000	4.000%, 07/01/16	Aa1/AA/NR	553,710
1,500,000	4.750%, 07/01/30	Aa1/AA/NR	1,713,600
1,500,000	4.000%, 07/01/31	Aa1/AA/NR	1,610,550
	Maricopa Co. Unified School District
	No. 89 (Dysart)
2,185,000	5.500%, 07/01/22 NPFG/ FGIC Insured	NR/A+/NR	2,659,495
1,300,000	5.000%, 07/01/25 Syncora Guarantee,
	Inc. Insured	NR/A+/AA-	1,401,686
1,500,000	6.000%, 07/01/28	NR/A+/AA-	1,736,145
	Maricopa Co. Unified School District
	No. 90 (Saddle Mountain)
1,000,000	5.125%, 07/01/25 AGMC Insured	Aa3/AA-/NR	1,115,370
	Maricopa Co. Unified School District
	No. 95 (Queen Creek)
500,000	5.000%, 07/01/27 AGMC Insured	Aa3/NR/NR	553,755
	Mesa, Arizona
505,000	4.250%, 07/01/23 NPFG/ FGIC
	Insured	Aa2/AA/NR	561,616
	Mohave Co. Unified School District
	No. 20 (Kingman)
1,175,000	5.250%, 07/01/24 AGMC Insured	Aa3/AA-/NR	1,325,694
	Navajo Co. Unified School District
	No. 2 (Joseph City)
1,250,000	5.000%, 07/01/18	A2/NR/NR	1,379,037
	Navajo Co. Unified School District
	No. 6 (Heber-Overgaard)
500,000	5.500%, 07/01/28 AGMC Insured	NR/AA-/NR	599,975

2 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Navajo Co. Unified School District
	No. 10 (Show Low)
$500,000	5.250%, 07/01/15 NPFG/ FGIC
	Insured	NR/NR/NR*	$540,065
	Phoenix, Arizona
1,240,000	6.250%, 07/01/17	Aa1/AAA/NR	1,527,692
2,000,000	4.000%, 07/01/27	Aa1/AAA/NR	2,257,500
	Pima Co. Unified School District No.1
	(Tucson)
270,000	4.000%, 07/01/24	Aa2/NR/AA-	301,131
1,500,000	5.000%, 07/01/27 AGMC Insured	Aa2/AA-/NR	1,739,700
	Pima Co. Unified School District No. 6
	(Marana)
1,250,000	5.000%, 07/01/25	NR/A+/NR	1,437,188
	Pima Co. Unified School District No. 8
	(Flowing Wells)
1,000,000	5.375%, 07/01/29	NR/A+/NR	1,141,000
	Pima Co. Unified School District No. 10
	(Amphitheater)
700,000	5.000%, 07/01/27	Aa2/A+/NR	797,510
	Pima Co. Unified School District No. 12
	(Sunnyside)
400,000	3.500%, 07/01/28 AGMC Insured	NR/AA-/NR	407,128
	Pinal Co. Elementary School District
	No. 4 (Casa Grande)
925,000	4.250%, 07/01/18 AGMC Insured	Aa3/AA-/NR	1,030,182
	Pinal Co. High School District No. 82
	(Casa Grande)
640,000	5.000%, 07/01/24	NR/A+/NR	715,699
	Pinal Co. Unified School District No. 1
	(Florence)
1,500,000	5.000%, 07/01/27 NPFG/ FGIC
	Insured	NR/A/NR	1,620,600
	Pinal Co. Unified School District No. 44
	(J. O. Combs)
500,000	5.000%, 07/01/28	NR/A/NR	558,870
	Queen Creek Improvement District No. 1
1,500,000	5.000%, 01/01/26	A3/BBB+/A-	1,507,950
1,500,000	5.000%, 01/01/32	A3/BBB+/A-	1,506,330

3 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Show Low Improvement District No. 6
$745,000	6.000%, 01/01/18 ACA Insured	NR/NR/NR*	$748,926
	Tempe, Arizona
2,595,000	4.000%, 07/01/22	Aa1/AAA/AAA	2,950,567
1,000,000	4.500%, 07/01/24	Aa1/AAA/AAA	1,124,280
	Tempe Improvement District (Pier Town
	Lake)
2,000,000	5.000%, 01/01/29	Aa3/NR/NR	2,199,720
	Tubac Fire District
760,000	5.500%, 07/01/28 AGMC Insured	Aa3/NR/NR	874,699
	Total General Obligation Bonds		62,400,352

	Revenue Bonds (77.5%)

	Airport Revenue Bonds (2.7%)
	Phoenix Civic Improvement Corp.
	Airport Revenue Bonds
1,000,000	5.250%, 07/01/18 AMT	Aa3/AA-/NR	1,177,340
1,000,000	5.250%, 07/01/19 AMT	Aa3/AA-/NR	1,182,500
625,000	5.000%, 07/01/26	A1/A+/NR	720,538
2,200,000	5.250%, 07/01/27 AMT, NPFG/ FGIC
	Insured	Aa3/AA-/NR	2,203,630
1,000,000	5.250%, 07/01/33	A1/A+/NR	1,135,600
1,200,000	5.000%, 07/01/33	Aa3/AA-/NR	1,380,288
	Phoenix-Mesa Gateway Airport Authority,
	Mesa Project
750,000	5.000%, 07/01/38	A1/AA+/NR	790,560
	Total Airport Revenue Bonds		8,590,456

	Basic Service Revenue Bonds (15.3%)
	Arizona School Facilities Board Revenue
	Bonds
1,000,000	5.750%, 07/01/18 AMBAC Insured
	(pre-refunded)	NR/NR/NR*	1,079,800
	Arizona State Lottery Revenue
3,000,000	5.000%, 07/01/28 AGMC Insured	Aa3/AA-/NR	3,420,540
	Arizona Transportation Board Revenue
	Bonds
1,000,000	5.250%, 07/01/24	Aa1/AAA/NR	1,116,470
2,550,000	5.000%, 07/01/28	Aa1/AAA/NR	2,970,520

4 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Basic Service Revenue Bonds (continued)
	Arizona Transportation Board Revenue
	Bonds (continued)
$550,000	5.250%, 07/01/32	Aa2/AA+/NR	$659,026
3,755,000	5.000%, 07/01/33	Aa1/AAA/NR	4,352,946
1,000,000	5.000%, 07/01/36	Aa2/AA+/NR	1,152,180
	Cottonwood Water Revenue System
260,000	5.000%, 07/01/30 Syncora Guarantee,
	Inc. Insured	Baa1/A/NR	273,151
	Glendale Water & Sewer Revenue
1,670,000	4.750%, 07/01/24 AGMC Insured	Aa3/AA/NR	1,843,647
750,000	5.000%, 07/01/27	A1/AA/NR	888,750
2,000,000	5.000%, 07/01/28 AMBAC Insured
	(pre-refunded)	A1/AA/NR	2,046,760
500,000	5.000%, 07/01/28	A1/AA/NR	589,760
	Goodyear Water and Sewer Revenue
1,750,000	5.375%, 07/01/30	A2/A+/NR	1,964,585
635,000	5.250%, 07/01/31 AGMC Insured	Aa3/AA-/NR	718,014
	Greater Arizona Development Authority
	Revenue Bonds
2,000,000	5.000%, 08/01/22 NPFG Insured	A1/AA-/NR	2,215,480
700,000	5.000%, 08/01/24	NR/A/NR	778,197
2,000,000	5.000%, 08/01/28	A1/A/NR	2,026,260
1,200,000	5.500%, 08/01/29	A1/A/NR	1,250,688
1,200,000	5.000%, 08/01/29	A1/A/NR	1,324,140
	Oro Valley Water Revenue
560,000	4.000%, 07/01/23	NR/AA/AA-	623,078
	Phoenix Civic Improvement Corp.
	Wastewater Revenue Bonds
1,500,000	5.500%, 07/01/24 NPFG/ FGIC
	Insured	Aa2/AAA/NR	1,998,405
500,000	5.000%, 07/01/37 NPFG Insured	Aa2/AA+/NR	555,715
	Phoenix Street & Highway User Revenue
	Bonds
2,925,000	zero coupon, 07/01/13 NPFG/ FGIC
	Insured	Aa3/BBB/NR	2,893,995
	Pima Co. Sewer Revenue System
1,225,000	5.000%, 07/01/25	NR/A+/AA-	1,464,206
2,000,000	5.000%, 07/01/26	NR/A+/AA-	2,378,720
500,000	5.000%, 07/01/27	NR/A+/AA-	594,800

5 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Basic Service Revenue Bonds (continued)
	Pima Co. Street and Highway Revenue
$1,180,000	4.000%, 07/01/23	NR/AA/AA	$1,334,061
	Scottsdale Municipal Property Corp.
	Water & Sewer Project
2,000,000	5.000%, 07/01/28	Aa1/AAA/AAA	2,336,640
	Tucson Water System Revenue Bonds
1,000,000	5.000%, 07/01/30	Aa2/AA-/AA	1,173,150
	Yuma Municipal Property Corp. Utility
	System Revenue Bonds
700,000	5.000%, 07/01/21 Syncora Guarantee,
	Inc. Insured	A1/A+/AA-	788,823
500,000	5.000%, 07/01/22 Syncora Guarantee,
	Inc. Insured	A1/A+/AA-	550,115
1,000,000	5.000%, 07/01/24 Syncora Guarantee,
	Inc. Insured	A1/A+/AA-	1,091,370
	Total Basic Service Revenue Bonds		48,453,992

	Charter Schools Revenue Bonds (0.1%)
	Phoenix Industrial Development
	Authority (Great Hearts Academies -
	Veritas Project)
250,000	6.000%, 07/01/32	NR/NR/BBB	266,058

	Excise Tax Revenue Bonds (7.9%)
	Arizona Sports & Tourism Authority,
	Revenue Refunding, Multipurpose
	Stadium Facility Project
2,000,000	5.000%, 07/01/32	A1/NR/A	2,243,940
	Casa Grande Excise Tax Revenue Bonds
1,835,000	5.000%, 04/01/21 AMBAC Insured
	(pre-refunded)	A1/NR/AA	1,942,036
1,435,000	5.000%, 04/01/28	NR/AA/AA	1,586,005
	Gilbert Public Facilities Municipal
	Property Corp.
850,000	5.000%, 07/01/23	Aa2/AA/NR	968,413
1,250,000	5.000%, 07/01/24	Aa2/AA/NR	1,418,550
	Glendale Municipal Property Corp.
	Excise Tax Revenue Bonds
1,000,000	5.000%, 07/01/31	A3/AA/NR	1,101,330

6 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Excise Tax Revenue Bonds (continued)
	Glendale Western Loop 101 Public
	Facilities Excise Tax Revenue Bonds
$1,000,000	6.250%, 07/01/38 (pre-refunded)	A3/AA/NR	$1,058,980
	Goodyear Public Improvement Corp.
1,500,000	5.000%, 07/01/26	Aa3/AA-/NR	1,765,185
1,310,000	6.000%, 07/01/31	Aa3/AA-/NR	1,524,905
	La Paz Co. Excise Tax Revenue
250,000	4.750%, 07/01/36 AGMC Insured	NR/AA-/NR	257,018
	Page, Arizona Pledged Revenue
	Refunding
1,080,000	5.000%, 07/01/25	NR/AA-/NR	1,241,730
	Pima Co. Regional Transportation
	Authority
1,000,000	5.000%, 06/01/24	Aa3/AA/NR	1,195,200
	Pinal Co. Revenue Obligations
	Refunding Bonds
1,755,000	4.000%, 08/01/17	NR/AA-/NR	1,923,006
	Rio Nuevo Facilities District (Tucson)
	Excise Tax Revenue Bonds
1,500,000	6.500%, 07/15/24 AGMC Insured	Aa3/AA-/A	1,793,550
	Tempe Excise Tax Revenue Bonds
2,000,000	5.250%, 07/01/19 (pre-refunded)	Aa2/AAA/NR	2,049,200
1,000,000	5.000%, 07/01/33	Aa2/AAA/NR	1,127,540
1,500,000	5.000%, 07/01/37	Aa2/AAA/NR	1,723,485
	Total Excise Tax Revenue Bonds		24,920,073

	Higher Education Revenue Bonds (6.4%)
	Arizona Board of Regents - Arizona
	State University System Revenue
1,000,000	5.000%, 07/01/32	Aa3/AA/NR	1,179,520
	Arizona Board of Regents - Northern
	Arizona University System
1,115,000	5.000%, 06/01/22 NPFG/ FGIC
	Insured	A1/A+/NR	1,234,573
1,200,000	5.500%, 06/01/34 FGIC Insured
	(pre-refunded)	A1/A+/NR	1,287,096
200,000	5.000%, 06/01/36	A1/A+/NR	220,000

7 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education Revenue Bonds
	(continued)
	Arizona Board of Regents - University
	of Arizona System
$2,385,000	5.000%, 06/01/21 NPFG/ FGIC Insured
	(pre-refunded)	Aa2/AA/NR	$2,431,293
460,000	5.000%, 06/01/31	Aa2/AA/NR	546,954
	Cochise Co. Community College District
1,740,000	5.125%, 07/01/26 AGC Insured	Aa3/NR/NR	1,967,296
1,825,000	5.125%, 07/01/28 AGC Insured	Aa3/NR/NR	2,046,500
	Glendale Industrial Development
	Authority (Midwestern University)
550,000	5.250%, 05/15/13	NR/A-/NR	557,320
1,010,000	5.250%, 05/15/14	NR/A-/NR	1,058,541
	Maricopa Co. Community College
	District
2,000,000	4.000%, 07/01/21	Aaa/AAA/AAA	2,277,640
500,000	4.750%, 07/01/24	Aaa/AAA/AAA	558,335
	Phoenix Industrial Development
	Authority (Rowan University Project)
2,000,000	5.250%, 06/01/34	A3/A+/NR	2,249,420
	Pinal Co. Community College District
1,500,000	4.500%, 07/01/30	Aa2/AA-/NR	1,661,640
	Yavapai Co. Community College District
1,000,000	4.875%, 07/01/25 AGMC Insured	Aa3/AA-/NR	1,120,530
	Total Higher Education Revenue Bonds		20,396,658

	Hospital Revenue Bonds (16.3%)
	Arizona Health Facilities Authority
	(Banner Health)
500,000	5.500%, 01/01/21	NR/AA-/AA-	584,295
2,985,000	5.375%, 01/01/32	NR/AA-/AA-	3,349,618
1,000,000	5.000%, 01/01/43	NR/AA-/AA-	1,114,040
	Arizona Health Facilities Authority
	(Blood Systems)
500,000	4.750%, 04/01/25	NR/A/NR	515,145
	Arizona Health Facilities Authority
	(Catholic Healthcare West)
1,500,000	5.000%, 07/01/28	A3/A/A	1,646,985
2,000,000	5.250%, 03/01/39	A3/A/A	2,192,880

8 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Hospital Revenue Bonds (continued)
	Arizona Health Facilities Authority
	(Phoenix Children’s Hospital)
$750,000	5.000%, 02/01/34	NR/BBB+/NR	$816,712
	Arizona Health Facilities Authority
	(Samaritan Health)
1,105,000	5.625%, 12/01/15 NPFG Insured ETM	NR/BBB/NR	1,204,958
	Arizona Health Facilities Authority
	(Yavapai Regional Medical Center)
1,500,000	5.375%, 12/01/30 AGMC Insured	Aa3/NR/NR	1,680,990
	Flagstaff Industrial Development
	Authority (Northern Arizona Senior
	Living Center)
1,985,000	5.600%, 07/01/25	NR/NR/NR*	2,006,081
	Glendale Industrial Development
	Authority (John C. Lincoln Hospital)
1,000,000	5.250%, 12/01/22	NR/BBB+/NR	1,059,040
1,000,000	4.700%, 12/01/28	NR/BBB+/NR	1,025,360
	Maricopa Co. Hospital Revenue (Sun
	Health)
3,345,000	5.000%, 04/01/17 (pre-refunded)	NR/NR/NR*	3,682,477
1,500,000	5.000%, 04/01/25 (pre-refunded)	NR/NR/NR*	1,833,780
2,125,000	5.000%, 04/01/35 (pre-refunded)	NR/NR/NR*	2,761,416
	Maricopa Co. Industrial Development
	Authority (Catholic Healthcare
	West - St. Joseph’s Hospital)
3,500,000	5.375%, 07/01/23	A3/A/A	3,727,780
5,000,000	5.250%, 07/01/32	A3/A/A	5,434,400
	Scottsdale Industrial Development
	Authority (Scottsdale Healthcare
	System)
1,000,000	5.000%, 09/01/18	A2/A-/A	1,126,610
5,000,000	5.250%, 09/01/30	A2/A-/A	5,050,650
750,000	5.000%, 09/01/35 AGMC Insured	Aa3/AA-/A	828,150
	University Medical Center Hospital
	Revenue Bonds
4,880,000	5.000%, 07/01/35	Baa1/BBB+/NR	4,986,482
910,000	6.500%, 07/01/39	Baa1/BBB+/NR	1,062,707
500,000	6.000%, 07/01/39	Baa1/BBB+/NR	583,940

9 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Hospital Revenue Bonds (continued)
	Yavapai Co. Industrial Development
	Authority (Northern Arizona
	Healthcare System)
$500,000	5.250%, 10/01/25	NR/AA/NR	$576,360
500,000	5.250%, 10/01/26	NR/AA/NR	572,265
	Yavapai Co. Industrial Development
	Authority (Yavapai Regional Medical
	Center)
250,000	5.125%, 12/01/13 AGMC Insured	NR/AA-/BBB+	250,800
550,000	6.000%, 08/01/33	Baa2/NR/BBB+	565,527
1,250,000	5.625%, 08/01/37	Baa2/NR/BBB+	1,322,400
	Total Hospital Revenue Bonds		51,561,848

	Lease Revenue Bonds (14.1%)
	Arizona Board of Regents - University
	of Arizona COP
1,870,000	5.000%, 06/01/23	Aa3/AA-/NR	2,216,661
	Arizona School Facilities Board COP
1,000,000	5.125%, 09/01/21 AGC Insured	Aa3/AA-/NR	1,150,200
3,000,000	5.500%, 09/01/23	A1/A+/NR	3,454,920
	Cave Creek COP
365,000	5.750%, 07/01/19	NR/A/NR	369,665
	Gilbert Water Resource Municipal
	Property Corp.
2,000,000	5.000%, 10/01/29 NPFG Insured	Baa2/AA-/AA-	2,153,460
	Green Valley Municipal Property Corp.
1,250,000	5.250%, 07/01/33	NR/A+/NR	1,285,137
	Marana Municipal Property Corp.
1,085,000	5.125%, 07/01/28	NR/AA/AA-	1,088,765
	Mohave Co. Industrial Development
	Authority Correctional Facilities
1,000,000	8.000%, 05/01/25	NR/BBB+/NR	1,241,720
	Nogales Municipal Development
	Authority
1,000,000	5.000%, 06/01/27 AMBAC Insured	A1/AA/NR	1,043,260
	Oro Valley Municipal Property Corp.
1,000,000	5.000%, 07/01/23 NPFG Insured
	(pre-refunded)	Baa2/AA/AA-	1,023,380

10 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Lease Revenue Bonds (continued)
	Peoria Municipal Development Authority
$1,000,000	3.500%, 07/01/31	Aa2/AA+/AA+	$1,027,690
	Phoenix Civic Improvement Corp.
	(Civic Plaza)
1,000,000	zero coupon, 07/01/23 NPFG/ FGIC
	Insured (converts to 5.50% coupon
	on 07/01/13)	Aa3/AA/NR	1,196,950
2,000,000	zero coupon, 07/01/27 BHAC Insured
	(converts to 5.50% coupon on
	07/01/13)	Aa1/AA+/NR	2,482,180
2,000,000	zero coupon, 07/01/30 BHAC Insured	Aa1/AA+/NR	2,509,420
2,175,000	zero coupon, 07/01/33 NPFG/ FGIC
	Insured	Aa3/AA/NR	2,690,649
	Phoenix Industrial Development
	Authority Government Office Lease
	Revenue Refunding Capitol Mall LLC
	Project
2,040,000	5.000%, 09/15/21 AMBAC Insured	A1/A+/NR	2,137,838
	Pima Co. COP
300,000	5.000%, 07/01/15 AMBAC Insured	Aa3/A+/NR	322,224
	Pinal Co. COP
3,230,000	5.250%, 12/01/21	NR/A+/A+	3,433,038
2,250,000	5.000%, 12/01/29	NR/A+/A+	2,363,175
	Pinal Co. Correctional Facilities
1,470,000	5.250%, 10/01/21 ACA Insured	NR/BBB/NR	1,535,253
	Pinetop Fire District COP
1,000,000	7.500%, 12/15/23	A3/NR/NR	1,063,320
	Scottsdale Municipal Property Corp.
	Excise Tax Revenue Bonds
3,000,000	zero coupon, 07/01/20 AMBAC
	Insured (converts to 4.50% coupon
	on 07/01/13)	Aa1/AAA/AAA	3,197,160
	Sierra Vista Municipal Property Corp.
1,000,000	4.000%, 01/01/21	A1/AA/AA-	1,081,250
	State of Arizona COP Department
	Administration
1,000,000	5.250%, 10/01/26 AGMC Insured	Aa3/AA-/NR	1,165,550
670,000	5.250%, 10/01/28 AGMC Insured	Aa3/AA-/NR	777,769

11 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Lease Revenue Bonds (continued)
	State of Arizona COP
$2,000,000	5.000%, 09/01/26 AGMC Insured	Aa3/AA-/NR	$2,219,020
	Willcox Municipal Property Corp.
295,000	4.625%, 07/01/21	NR/A/NR	314,511
	Total Lease Revenue Bonds		44,544,165

	Mortgage Revenue Bonds (5.3%)
	Agua Fria Ranch Community Facilities
	District 144A
600,000	5.800%, 07/15/30	NR/NR/NR*	596,076
	DC Ranch Community Facilities District
500,000	5.000%, 07/15/27 AMBAC Insured
	(pre-refunded)	A1/NR/NR	512,610
	Goodyear Community Facilities Utilities
	District No. 1
2,000,000	5.350%, 07/15/28 ACA Insured	A1/A-/NR	2,008,160
	Maricopa Co. Industrial Development
	Authority Multi-Family Mortgage
	Revenue Bonds (National Health
	Project)
1,300,000	5.500%, 01/01/18 AGMC Insured
	ETM	Aa3/AA-/NR	1,464,814
	Maricopa Co. Industrial Development
	Authority Single Family Mortgage
	Revenue Bonds
4,970,000	zero coupon, 02/01/16 ETM	Aaa/AA+/NR	4,843,513
3,565,000	zero coupon, 12/31/16 ETM	Aaa/AA+/NR	3,429,922
	Pima Co. Industrial Development
	Authority Single Family Mortgage
	Revenue
65,000	6.500%, 02/01/17	A2/NR/NR	65,062
	Scottsdale Waterfront Community
	Facilities District
530,000	6.000%, 07/15/27	NR/NR/NR*	526,438
930,000	6.050%, 07/15/32	NR/NR/NR*	918,449
	South Campus Project Arizona State
	University Student Housing
1,205,000	5.625%, 09/01/28 NPFG Insured	Baa2/BBB/NR	1,218,159

12 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Mortgage Revenue Bonds (continued)
	Sundance Community Facilities District
$655,000	5.125%, 07/15/30	A3/BBB/NR	$655,216
490,000	5.125%, 07/15/30 (pre-refunded)	NR/NR/NR*	546,786
	Total Mortgage Revenue Bonds		16,785,205

	Pollution Control Revenue Bonds (0.8%)
	Maricopa Co. Pollution Control (Arizona
	Public Service)
400,000	6.000%, 05/01/29	Baa1/BBB+/NR	425,980
	Maricopa Co. Pollution Control
	(Southern California Edison Co.)
1,000,000	5.000%, 06/01/35	A1/A/NR	1,115,070
	Navajo Co. Pollution Control (Arizona
	Public Service)
1,000,000	5.500%, 06/01/34	Baa1/BBB+/NR	1,062,040
	Total Pollution Control Revenue Bonds		2,603,090

	Utility Revenue Bonds (8.6%)
	Arizona Power Authority (Hoover Dam
	Project
1,500,000	5.250%, 10/01/15	Aa2/AA/NR	1,686,315
3,500,000	5.250%, 10/01/16	Aa2/AA/NR	4,058,880
1,220,000	5.250%, 10/01/17	Aa2/AA/NR	1,453,898
	Arizona Water Infrastructure Finance
	Authority
650,000	5.000%, 10/01/22 (pre-refunded)	Aaa/AAA/AAA	703,261
500,000	5.000%, 10/01/24	Aaa/AAA/AAA	626,125
3,500,000	5.000%, 10/01/28	Aaa/AAA/AAA	4,114,530
	Mesa Utility System
2,000,000	5.000%, 07/01/35	Aa2/AA-/NR	2,291,440
	Pinal Co. Electrical District No. 3,
	Electrical System Revenue Refunding
250,000	5.250%, 07/01/36	NR/A/NR	277,825
	Salt River Project Agricultural
	Improvement and Power Revenue
	Bonds
3,000,000	5.000%, 12/01/28	Aa1/AA/NR	3,640,950
195,000	5.000%, 01/01/31 (pre-refunded)	NR/NR/NR*	195,000
1,975,000	5.000%, 01/01/33	Aa1/AA/NR	2,260,190
2,000,000	5.000%, 01/01/37	Aa1/AA/NR	2,185,580

13 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012 (unaudited)

			Rating
Principal			Moody’s, S&P
Amount		Revenue Bonds (continued)	and Fitch	Value

		Utility Revenue Bonds (continued)
		Salt Verde Finance Corp. Gas Revenue
$3,000,000		5.250%, 12/01/28	Baa2/A-/NR	$3,567,240
		Total Utility Revenue Bonds		27,061,234

		Total Revenue Bonds		245,182,779

		U.S. Territories (1.3%)
		Puerto Rico Public Buildings Authority
		Revenue
1,000,000		5.250%, 07/01/13 Syncora Guarantee,
		Inc. Insured	Baa3/BBB/NR	1,013,060
2,000,000		7.000%, 07/01/21	Baa3/BBB/NR	2,079,260
		Puerto Rico Public Buildings Authority
		Revenue, Refunding Government
		Facilities
1,000,000		5.750%, 07/01/18	Baa3/BBB/NR	1,077,850
		Total U.S. Territories		4,170,170

		Total Investments (cost $285,589,598 –
		note 4)	98.5%	311,753,301
		Other assets less liabilities	1.5	4,784,383
		Net Assets	100.0%	$316,537,684

	*
Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO” or “Credit Rating Agency”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

14 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2012 (unaudited)

Percent of
Portfolio Distribution By Quality Rating	Investments1
Aaa of Moody’s or AAA of S&P or Fitch	11.0%
Pre-refunded bonds2/ETM Bonds	10.9
Aa of Moody’s or AA of S&P or Fitch	44.2
A of Moody’s or S&P or Fitch	25.1
Baa of Moody’s or BBB of S&P or Fitch	6.9
Not Rated*	1.9
100.0%

Where applicable, calculated using the highest rating of the three NRSROs.
Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS

ACA - American Capital Assurance Financial Guaranty Corp.
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BHAC - Berkshire Hathaway Assurance Corp.
COP - Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
NPFG - National Public Finance Guarantee
NR - Not Rated

See accompanying notes to financial statements.

15 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2012 (unaudited)

ASSETS
Investments at value (cost $285,589,598)	$311,753,301
Cash	369,911
Interest receivable	5,348,833
Receivable for Trust shares sold	224,416
Other assets	17,690
Total assets	317,714,151
LIABILITIES
Dividends payable	1,007,363
Management fee payable	107,895
Payable for Trust shares redeemed	10,604
Distribution and service fees payable	8,663
Accrued expenses	41,942
Total liabilities	1,176,467
NET ASSETS	$316,537,684

Net Assets consist of:
Capital Stock - Authorized an unlimited number of
shares, par value $0.01 per share	$286,327
Additional paid-in capital	289,508,805
Net unrealized appreciation on investments (note 4)	26,163,703
Accumulated net realized loss on investments	(33,631)
Undistributed net investment income	612,480
	$316,537,684

CLASS A
Net Assets	$273,712,073
Capital shares outstanding	24,761,709
Net asset value and redemption price per share	$11.05
Maximum offering price per share (100/96 of $11.05
adjusted to nearest cent)	$11.51

CLASS C
Net Assets	$22,547,459
Capital shares outstanding	2,039,885
Net asset value and offering price per share	$11.05
Redemption price per share (*a charge of 1% is imposed
on the redemption proceeds of the shares, or on the
original price, whichever is lower, if redeemed
during the first 12 months after purchase)	$11.05	*

CLASS Y
Net Assets	$20,278,152
Capital shares outstanding	1,831,109
Net asset value, offering and redemption price per share	$11.07

See accompanying notes to financial statements.

16 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2012 (unaudited)

Investment Income:

Interest income		$6,723,493

Expenses:

Management fee (note 3)	$634,481
Distribution and service fees (note 3)	315,762
Legal fees	81,393
Trustees’ fees and expenses (note 8)	63,948
Transfer and shareholder servicing agent fees	54,568
Shareholders’ reports and proxy statements .	23,002
Auditing and tax fees	10,082
Custodian fees (note 6)	8,548
Insurance	7,189
Registration fees and dues	6,236
Chief compliance officer services (note 3)	2,786
Miscellaneous	15,333
Total expenses	1,223,328

Expenses paid indirectly (note 6)	(242)
Net expenses		1,223,086
Net investment income		5,500,407

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	514,365
Change in unrealized appreciation on
investments	3,305,348

Net realized and unrealized gain (loss) on
investments		3,819,713
Net change in net assets resulting from
operations		$9,320,120

See accompanying notes to financial statements.

17 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2012	Year Ended
	(unaudited)	June 30, 2012
OPERATIONS:
Net investment income	$5,500,407	$11,180,546
Net realized gain (loss) from securities
transactions	514,365	825,463
Change in unrealized appreciation on
investments	3,305,348	14,239,746
Change in net assets resulting from
operations	9,320,120	26,245,755

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(4,803,633)	(10,010,625)

Class C Shares:
Net investment income	(280,863)	(501,181)

Class Y Shares:
Net investment income	(328,812)	(498,925)
Change in net assets from distributions	(5,413,308)	(11,010,731)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	20,048,622	42,951,451
Reinvested dividends and distributions	3,171,990	7,222,802
Cost of shares redeemed	(20,700,806)	(41,995,220)
Change in net assets from capital
share transactions	2,519,806	8,179,033

Change in net assets	6,426,618	23,414,057

NET ASSETS:
Beginning of period	310,111,066	286,697,009

End of period*	$316,537,684	$310,111,066

*Includes undistributed net investment
income of:	$612,480	$525,381

See accompanying notes to financial statements.

18 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2012 (unaudited)

1. Organization

     Tax-Free Trust of Arizona (the “Trust”), a non-diversified, open-end investment company, was organized on October 17, 1985, as a Massachusetts business trust and commenced operations on March 13, 1986. The Trust is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. On October 31, 1997, the Trust established Class I Shares which are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class. On December 1, 2012, the Board of Trustees approved a change in the Trust’s fiscal year end from June to March.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are generally valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

19 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2012 (unaudited)

b)
Fair value measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2012:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable
Inputs — Municipal Bonds*	311,753,301
Level 3 – Significant Unobservable Inputs	—
Total	$311,753,301

* See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

20 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2012 (unaudited)

Management has reviewed the tax positions for each of the open tax years (2010-2012) or expected to be taken in the Trust’s 2013 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple Class Allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Accounting pronouncement: In December 2011, FASB (the “Financial Accounting Standards Board”) issued ASU (“Accounting Standards Update”) No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact this amendment may have on the Trust’s financial statements.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Trust. The Manager’s services include providing the office of the Trust and all related services as well as managing relationships with all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Trust’s net assets.

21 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2012 (unaudited)

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Trust for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (“the Distributor”) including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust’s shares or servicing of shareholder accounts. The Trust makes payment of this distribution fee at the annual rate of 0.15% of the Trust’s average net assets represented by Class A Shares. For the six months ended December 31, 2012, distribution fees on Class A Shares amounted to $208,088, of which the Distributor retained $12,391.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust’s Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust’s average net assets represented by Class C Shares and for the six months ended December 31, 2012, amounted to $80,755. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust’s average net assets represented by Class C Shares and for the six months ended December 31, 2012, amounted to $26,919. The total of these payments with respect to Class C Shares amounted to $107,674, of which the Distributor retained $22,582.

     Specific details about the Plans are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Trust’s shares are sold primarily through the facilities of these intermediaries having offices within Arizona, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended December 31, 2012, total commissions on sales of Class A Shares amounted to $312,233, of which the Distributor received $55,678.

22 | Tax-Free Trust of Arizona

     TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2012 (unaudited)

4. Purchases and Sales of Securities

     During the six months ended December 31, 2012, purchases of securities and proceeds from the sales of securities aggregated $17,392,778 and $21,499,500, respectively.

     At December 31, 2012, the aggregate tax cost for all securities was $285,000,408. At December 31, 2012, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $26,860,139 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $107,246 for a net unrealized appreciation of $26,752,893.

5. Portfolio Orientation

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Arizona, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Arizona and whatever effects these may have upon Arizona issuers’ ability to meet their obligations. The Trust is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Arizona income taxes. The general policy of the Trust is to invest in such securities only when comparable securities of Arizona issuers are not available in the market. At December 31, 2012, the Trust had 1.3% of its net assets invested in three such municipal issues.

6. Expenses

     The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

23 | Tax-Free Trust of Arizona

     TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2012 (unaudited)

7. Capital Share Transactions

Transactions in Capital Shares of the Trust were as follows:

	Six Months Ended December 31, 2012		Year Ended
	(unaudited)		June 30, 2012
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	1,060,596	$11,735,015	2,536,964	$27,223,776
Reinvested distributions	258,022	2,855,371	619,344	6,655,470
Cost of shares redeemed	(1,658,401)	(18,363,562)	(3,163,611)	(33,941,723)
Net change	(339,783)	(3,773,176)	(7,303)	(62,477)

Class C Shares:
Proceeds from shares sold	299,528	3,313,710	1,030,912	11,036,877
Reinvested distributions	17,211	190,453	33,436	359,592
Cost of shares redeemed	(162,164)	(1,795,405)	(643,165)	(6,842,419)
Net change	154,575	1,708,758	421,183	4,554,050

Class Y Shares:
Proceeds from shares sold	451,106	4,999,897	433,885	4,690,798
Reinvested distributions	11,363	126,166	19,261	207,740
Cost of shares redeemed	(48,766)	(541,839)	(112,809)	(1,211,078
Net change	413,703	4,584,224	340,337	3,687,460
Total transactions in Trust
shares	228,495	$2,519,806	754,217	$8,179,033

8. Trustees’ Fees and Expenses

     At December 31, 2012 there were 9 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended December 31, 2012 was $51,314. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual and Outreach Meetings of Shareholders. For the six months ended December 31, 2012, such meeting-related expenses amounted to $12,634.

9. Securities Traded on a When-Issued Basis

     The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

24 | Tax-Free Trust of Arizona

     TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2012 (unaudited)

10. Income Tax Information and Distributions

     The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Arizona income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. As a result of the passage of the Regulated Investment Company Act of 2010 (“the Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act.

     Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on the net assets or net assets per share. For the year ended June 30, 2012, the Trust decreased undistributed net income by $47,119 and increased additional paid-in capital by $47,119 due to book/tax differences. At June 30, 2012 the Trust had a capital loss carryover of $547,996 which expires in 2018. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code.

The tax character of distributions:

	Year Ended June 30,
	2012	2011
Net tax-exempt income	$10,971,115	$12,265,415
Ordinary income	39,616	29,980
Long-term capital gain	–	–
	$11,010,731	$12,295,395

25 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2012 (unaudited)

As of June 30, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$171,697
Accumulated net realized loss on investments	(547,996)
Unrealized appreciation	23,383,736
Other temporary differences	(171,697)
$22,835,740

The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

11. Ongoing Development

Beginning in December 2007, the three major credit rating agencies (Standard & Poor’s, Moody’s and Fitch) downgraded or eliminated ratings of the municipal bond insurance companies due to loss of capital from investments in subprime mortgages. Only a few insurers are now deemed to be investment grade. Thus, while certain bonds have insurance, some are no longer rated based upon the ratings of their insurers. Furthermore, because the ability of many of the Trust’s insurers to pay claims has been downgraded, the protection of such insurance has been diminished, and there is no assurance that some of them may be relied upon for payment.

26 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

			Class A
	Six Months
	Ended
	12/31/12		Year Ended June 30,
	(unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.92		$10.37	$10.50	$10.14	$10.19	$10.40
Income from investment operations:
Net investment income(1)	0.20		0.41	0.42	0.43	0.43	0.43
Net gain (loss) on securities (both
realized and unrealized)	0.13		0.54	(0.13)	0.36	(0.05)	(0.17)
Total from investment operations	0.33		0.95	0.29	0.79	0.38	0.26
Less distributions (note 10):
Dividends from net investment income	(0.20)		(0.40)	(0.42)	(0.43)	(0.43)	(0.43)
Distributions from capital gains	–		–	–	– (2)	–	(0.04)
Total distributions	(0.20)		(0.40)	(0.42)	(0.43)	(0.43)	(0.47)
Net asset value, end of period	$11.05		$10.92	$10.37	$10.50	$10.14	$10.19
Total return (not reflecting sales charge)	2.96	%(3)	9.29%	2.80%	7.87%	3.86%	2.52%
Ratios/supplemental data
Net assets, end of period (in millions)	$274		$274	$260	$295	$289	$301
Ratio of expenses to average net assets	0.72	%(4)	0.73%	0.73%	0.74%	0.75%	0.75%
Ratio of net investment income to
average net assets	3.51	%(4)	3.78%	4.07%	4.08%	4.26%	4.13%
Portfolio turnover rate	6	%(3)	17%	12%	14%	19%	18%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.72	%(4)	0.73%	0.73%	0.74%	0.74%	0.74%
_________________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Amount represents less than $0.01.
(3) Not annualized.
(4) Annualized.

See accompanying notes to financial statements.

27 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

			Class C
	Six Months
	Ended
	12/31/12		Year Ended June 30,
	(unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.92		$10.37	$10.50	$10.14	$10.19	$10.40
Income from investment operations:
Net investment income(1)	0.15		0.31	0.33	0.33	0.34	0.34
Net gain (loss) on securities (both
realized and unrealized)	0.13		0.55	(0.13)	0.37	(0.05)	(0.17)
Total from investment operations	0.28		0.86	0.20	0.70	0.29	0.17
Less distributions (note 10):
Dividends from net investment income	(0.15)		(0.31)	(0.33)	(0.34)	(0.34)	(0.34)
Distributions from capital gains	–		–	–	– (2)	–	(0.04)
Total distributions	(0.15)		(0.31)	(0.33)	(0.34)	(0.34)	(0.38)
Net asset value, end of period	$11.05		$10.92	$10.37	$10.50	$10.14	$10.19
Total return (not reflecting CDSC)	2.53	%(3)	8.36%	1.93%	6.95%	2.98%	1.65%
Ratios/supplemental data
Net assets, end of period (in millions)	$23		$21	$15	$14	$7	$6
Ratio of expenses to average net assets	1.57	%(4)	1.58%	1.57%	1.58%	1.60%	1.60%
Ratio of net investment income to
average net assets	2.66	%(4)	2.91%	3.21%	3.19%	3.38%	3.27%
Portfolio turnover rate	6	%(3)	17%	12%	14%	19%	18%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	1.57	%(4)	1.58%	1.57%	1.58%	1.59%	1.59%
_________________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Amount represents less than $0.01.
(3) Not annualized.
(4) Annualized.

See accompanying notes to financial statements.

28 | Tax-Free Trust of Arizona

TAX-FREE TRUST OF ARIZONA
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

			Class Y
	Six Months
	Ended
	12/31/12		Year Ended June 30,
	(unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.94		$10.39	$10.52	$10.16	$10.21	$10.42
Income from investment operations:
Net investment income(1)	0.20		0.42	0.44	0.44	0.44	0.44
Net gain (loss) on securities (both
realized and unrealized)	0.13		0.55	(0.14)	0.36	(0.05)	(0.17)
Total from investment operations	0.33		0.97	0.30	0.80	0.39	0.27
Less distributions (note 10):
Dividends from net investment income	(0.20)		(0.42)	(0.43)	(0.44)	(0.44)	(0.44)
Distributions from capital gains	–		–	–	– (2)	–	(0.04)
Total distributions	(0.20)		(0.42)	(0.43)	(0.44)	(0.44)	(0.48)
Net asset value, end of period	$11.07		$10.94	$10.39	$10.52	$10.16	$10.21
Total return	3.04	%(3)	9.44%	2.95%	8.02%	4.02%	2.68%
Ratios/supplemental data
Net assets, end of period (in millions)	$20		$16	$11	$13	$10	$7
Ratio of expenses to average net assets	0.57	%(4)	0.58%	0.58%	0.59%	0.60%	0.60%
Ratio of net investment income to
average net assets	3.65	%(4)	3.92%	4.22%	4.22%	4.39%	4.24%
Portfolio turnover rate	6	%(3)	17%	12%	14%	19%	18%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.57	%(4)	0.58%	0.58%	0.59%	0.59%	0.59%
_________________
(1) Per share amounts have been calculated using the daily average shares method.
(2) Amount represents less than $0.01.
(3) Not annualized.
(4) Annualized.

See accompanying notes to financial statements.

29 | Tax-Free Trust of Arizona

Analysis of Expenses (unaudited)

     As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on July 1, 2012 and held for the six months ended December 31, 2012.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended December 31, 2012

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	2.96%	$1,000.00	$1,029.60	$3.68
Class C	2.53%	$1,000.00	$1,025.30	$8.01
Class Y	3.04%	$1,000.00	$1,030.40	$2.92

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.72%, 1.57% and 0.57% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

30 | Tax-Free Trust of Arizona

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended December 31, 2012

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.58	$3.67
Class C	5.00%	$1,000.00	$1,017.29	$7.98
Class Y	5.00%	$1,000.00	$1,022.33	$2.91

(1)
Expenses are equal to the annualized expense ratio of 0.72%, 1.57% and 0.57% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

31 | Tax-Free Trust of Arizona

Shareholder Meeting Results (unaudited)

     The Annual Meeting of Shareholders of Tax-Free Trust of Arizona (the “Trust”) was held on November 14, 2012. The holders of shares representing 85% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1.	To elect Trustees.

	Dollar Amount of Votes:

Trustee	For	Withheld
Tucker Hart Adams	$263,923,396	$2,056,801
Ernest Calderón	$264,479,972	$1,500,225
Thomas A. Christopher	$264,617,904	$1,362,293
Gary C. Cornia	$264,533,857	$1,446,340
Grady Gammage, Jr.	$264,617,904	$1,362,293
Diana P. Herrmann	$264,323,710	$1,656,487
Lyle W. Hillyard	$264,087,001	$1,893,196
John C. Lucking	$264,117,855	$1,862,342
Anne J. Mills	$263,686,028	$2,294,169

2.	To ratify the selection of Tait, Weller & Baker LLP as the Trust’s independent registered public accounting firm.

	Dollar Amount of Votes:

For	Against	Abstain
$261,880,881	$622,448	$3,456,868

32 | Tax-Free Trust of Arizona

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Trust policies, the Trust publicly discloses the complete schedule of the Trust’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Trust’s portfolio holdings schedule for the most recently completed period by visiting the Trust’s website at www.aquilafunds.com. The Trust may also disclose other portfolio holdings as of a specified date (currently the Trust discloses its five largest holdings and/or sector holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Trust’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2012 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended June 30, 2012, $10,971,115 of dividends paid by Tax-Free Trust of Arizona, constituting 99.64% of total dividends paid during fiscal 2012, were exempt-interest dividends; and the balance was ordinary dividend income.

     Prior to February 15, 2013, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2012 calendar year.

33 | Tax-Free Trust of Arizona

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Trust pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). In order for the Manager to remain the investment adviser of the Trust, the Trustees of the Trust must determine annually whether to renew the Advisory Agreement for the Trust.

     Contract review materials were provided to the Trustees in August 2012. The independent Trustees met telephonically in September, 2012 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Trust provided to the Trustees at each regularly scheduled meeting.

     At a meeting held in September, 2012, based on their evaluation of the information provided by the Manager, the Trustees of the Trust, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until September 30, 2013. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager.

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager to the Trust, taking into account the investment objectives and strategies of the Trust. The Trustees reviewed the terms of the Advisory Agreement. The Trustees also reviewed the Manager’s investment approach for the Trust and its research process. The Trustees considered the personnel of the Manager who provide investment management services to the Trust. The Manager has employed Mr. Todd Curtis as portfolio manager for the Trust and has established facilities for credit analysis of the Trust’s portfolio securities. Mr. Curtis, based in Phoenix, has provided local information regarding specific holdings in the Trust’s portfolio, a particular advantage as to holdings with less than the highest ratings from the rating agencies.

     The Trustees considered that the Manager had provided all advisory and administrative services to the Trust that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Trust, given that it seeks to provide shareholders with as high a level of current income exempt from Arizona state and regular Federal income taxes as is consistent with preservation of capital.

     The Manager has additionally provided all administrative services to the Trust and provided the Trust with personnel (including Trust officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees considered the nature and extent of the Manager’s supervision of third-party service providers, including the Trust’s shareholder servicing agent and custodian.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager to the Trust were satisfactory and consistent with the terms of the Advisory Agreement.

34 | Tax-Free Trust of Arizona

The investment performance of the Trust and the Manager.

     The Trustees reviewed each aspect of the Trust’s performance and compared its performance with that of its local competitors, its peer group (i.e., Morningstar single-state intermediate tax-free municipal bond funds nationwide), and its benchmark index, the Barclays Capital Quality Intermediate Municipal Bond Index. It was noted that the materials provided by the Manager indicated that the Trust had investment performance measured by total return that generally outperformed its peer group and benchmark index. It also was noted that some of the Trust’s local competitors had performed better than the Trust over certain time periods, but that the Trust’s returns were generally less volatile than that of its local competitors. The Trustees discussed the Trust’s performance record with the Manager and considered the Manager’s view that the Trust’s performance, as compared to its competitors and peer group, was explained in part by the Trust’s generally higher-quality portfolio, its historical intermediate maturity structure and shorter call provisions which limits price appreciation. The Trustees noted that, unlike the Trust’s returns, the performance of the benchmark index did not reflect any fees, expenses or sales charges. The Trustees considered these results to be consistent with the investment objectives of the Trust.

     The Trustees concluded that the performance of the Trust was acceptable in light of market conditions, the length of its average maturities, its investment objectives including portfolio quality and its long-standing emphasis on risk minimization, while observing that the Trust’s Sharpe and Treynor ratios, which measure risk-adjusted return, were generally more favorable than those of the Trust’s local competitors. Evaluation of the investment performance of the Trust indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

The costs of the services to be provided and profits to be realized by the Manager and its affiliate from the relationship with the Trust.

     The information provided by the Manager in connection with renewal contained advisory fee and expense data for the Trust and its local competitors as well as data for its Morningstar peer group, including data for all such front-end sales charge funds of a comparable asset size. The materials also showed the profitability to the Manager and to Aquila Distributors, Inc. (the “Distributor”) of its services to the Trust.

     The Trustees compared the advisory fee and expense data with respect to the Trust to similar data about other funds that they found to be relevant. The Trustees concluded that the advisory fee and expenses of the Trust were similar to and were reasonable as compared to those advisory fees and expenses being paid by the Trust’s Morningstar peer group and by the Trust’s local competitors and also that the advisory fee was reasonable in relation to the nature and quality of the services provided by the Manager to the Trust.

     The Trustees considered information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Trust, including the methodology used by the Manager in allocating certain of its costs to the management of the Trust. The Trustees concluded that profitability to the Manager with respect to the advisory services provided to the Trust did not argue against approval of the fees to be paid under the Advisory Agreement.

35 | Tax-Free Trust of Arizona

The extent to which economies of scale would be realized as the Trust grows.

     The Trustees considered the extent to which the Manager may realize economies of scale or other efficiencies in managing the Fund. Data provided to the Trustees showed that the Trust’s asset size had declined during the past fiscal year due the recent turmoil in the municipal bond market. It was noted that as assets increase certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services and not only in respect of the Trust. The Trustees considered that the materials indicated that the Trust’s fees are already generally lower than those of its peers, including those with breakpoints. The Trustees noted that the Manager’s profitability also may be an indicator of the availability of any economies of scale. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Trust.

Benefits derived or to be derived by the Manager and its affiliate from the relationship with the Trust.

     The Trustees observed that, as is generally true of most fund complexes, the Manager and its affiliate, by providing services to a number of funds including the Trust, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Manager and its affiliate, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

36 | Tax-Free Trust of Arizona

Founders
     Lacy B. Herrmann (1929-2012)
Aquila Management Corporation, Sponsor

Manager
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Board of Trustees

Grady Gammage, Jr., Chair
Tucker Hart Adams
Ernest Calderón
Thomas A. Christopher
Gary C. Cornia
Diana P. Herrmann
Lyle W. Hillyard
John C. Lucking
Anne J. Mills

Officers
     Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
Todd W. Curtis, Senior Vice President and Portfolio Manager
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Alan R. Stockman, Senior Vice President
Randall S. Fillmore, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
     BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if,  based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE TRUST OF ARIZONA

By:	/s/ Diana P. Herrmann
President and Trustee March 4, 2013

By:	/s/ Joseph P. DiMaggio
March 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann President and Trustee March 4, 2013

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer March 4, 2013

TAX-FREE TRUST OF ARIZONA

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.